Summary of Significant Accounting Policies - Restricted Cash and Inventories (Details) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 21, 2016	Aug. 18, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2015
Restricted Cash
Maximum borrowing capacity		$ 8,000,000
Initial loan commitment		6,000,000
Base minimum cash balance		$ 4,500,000			$ 3,000,000	$ 3,000,000
Repayment of loan from restricted cash	$ 1,500,000		$ 2,978,808	$ 2,500,000
Restricted cash, current			21,192	511,293
Inventories
Inventory write-downs			$ 0	$ 0